Description of the Business and Relevant Events - Additional Information (Detail) - Country		12 Months Ended
	Oct. 06, 2022	Dec. 31, 2022	Jun. 30, 2022	Apr. 20, 2022
Percentage of shareholding approval of spin off
Corporate information description		América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. Until June 30, 2022, the Company provided telecommunications services in 24 countries throughout Latin America, the Caribbean and Europe. As of July 1, 2022, the Company disposed of its business in Panama as disclosed in Note 2 Ac to the consolidated financial statements. As a consequence of the foregoing, the Company provides its services in 22 countries, including through a joint venture in Chile which is described in Note 12b. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access, Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.
Number of countries in which company operates			24
Number of countries in which company holds license		22
Percentage of voting equity interests acquired		80.00%
Agreement to Commence Joint Venture [Member] | VTR and Claro Chile [Member] | Liberty Latin America [Member]
Percentage of shareholding approval of spin off
Proportion of ownership interest in joint venture	50.00%
Agreement to Commence Joint Venture [Member] | VTR and Claro Chile [Member] | Amrica Movil [Member]
Percentage of shareholding approval of spin off
Proportion of ownership interest in joint venture	50.00%
Claro [Member]
Percentage of shareholding approval of spin off
Percentage of voting equity interests acquired				32.00%
Jonava RJ Infraestrutura e Redes de Telecomunicaes, S.A [Member]
Percentage of shareholding approval of spin off
Percentage of voting equity interests acquired				100.00%